Average Annual Total Returns (Vanguard Developed Markets Index Fund Participant)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Investor Shares 1/1/2014 - 12/31/2014	FTSE Developed ex North America Index Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.82%)	(4.85%)
Since Inception	(2.54%)	(1.76%)